Financial Instruments, Financial Risks and Capital Management (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of financial instruments
The following table sets out the financial instruments as
of
the end of the reporting period:

	December 31, 2022	December 31, 2021
	S$’000	S$’000
Financial assets
Financial assets at amortized cost	500,384	426,620
Financial assets measured at fair value through profit or loss	29,776	23,983

	530,160	450,603

Financial liabilities
Financial liabilities at amortized cost	47,040	53,447
Lease liabilities	38,462	35,911

	85,502	89,358

Summary of current risk grading framework
Cash and cash equivalents are placed with credit-worthy financial institutions with high credit ratings assigned by international credit-rating agencies and therefore credit risk is limited. The Group has adopted procedures in extending credit terms to customers and monitoring its credit risk. Credit evaluations are performed on customers requiring credit over a certain amount. Before accepting any new customer, the Group carries out research on the credit risk of the new customer and assesses the potential customer’s credit quality and defines credit limits by customer. Limits attributed to customers are reviewed when necessary.
The Group’s current credit risk grading framework comprises the following categories:

Category	Description	Basis for recognising ECL
Performing	The counterparty has a low risk of default and does not have any past-due amounts.	12-month ECL

Doubtful	Amount is more than 90 days past due or there has been a significant increase in credit risk since initial recognition.	Lifetime ECL— not credit-impaired

In default	Amount is more than 120 days past due or there is evidence indicating the asset is credit-impaired.	Lifetime ECL— credit-impaired

Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Group has no realistic prospect of recovery.	Amount is written off

Summary of credit quality of the financial assets and credit risk rating grade
The table below details the credit quality of the Group’s financial assets (excluding cash and cash equivalents) and contract assets, as well as maximum exposure to credit risk by credit risk rating grades:

	Note	Internal credit rating	12-month or lifetime ECL	Gross carrying amount	Loss allowance	Net carrying amount
				S$’000	S$’000	S$’000
2022
Trade receivables	9	(a)	Lifetime ECL (Simplified approach)	88,912	(104)	88,808
Contract assets	10	(a)	Lifetime ECL (Simplified approach)	58,808	—	58,808
Other receivables	11	Performing	12-month ECL	15,341	—	15,341

					(104)

2021
Trade receivables	9	(a)	Lifetime ECL (Simplified approach)	92,561	—	92,561
Contract assets	10	(a)	Lifetime ECL (Simplified approach)	49,365	—	49,365
Other receivables	11	Performing	12-month ECL	11,596	—	11,596

					—

Summary of Monetary assets and liabilities denominated in foreign currencies
The Group has operations in different jurisdictions and transacts in various foreign currencies. At the end of reporting periods, the carrying amounts of significant monetary assets and monetary liabilities denominated in currencies other than the respective Group entities’ functional currencies are as follows:

	Assets		Liabilities
	2022	2021	2022	2021
	S$’000	S$’000	S$’000	S$’000
United States Dollar	145,714	122,833	59,890	46,566

Summary of remaining contractual maturity for non-derivative financial liabilities
The following table details the remaining contractual maturity for non-derivative
financial liabilities. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Group can be required to pay. Contractual undiscounted cash flows in the table below includes both interest and principal cash flows.

	Weighted average interest rate	On demand or within 1 year	Within 2 to 3 years	Within 3 to 5 years	5 years onwards	Total contractual undiscounted cash flows	Adjustment	Carrying amount
	%	S$’000	S$’000	S$’000	S$’000	S$’000	S$’000	S$’000
December 31, 2022
Non-interest bearing	—	47,040	—	—	—	47,040	—	47,040
Lease liabilities (fixed rate)	1.48% to 9.75%	19,869	19,706	3,667	—	43,242	(4,780)	38,462

December 31, 2021
Non-interest bearing	—	36,637	—	—	—	36,637	—	36,637
Variable interest rate instruments	1.7% to 3.3%	12,091	—	—	—	12,091	—	12,091
Fixed interest rate Instruments	2.5% to 4.85%	1,837	2,317	747	—	4,901	(182)	4,719
Lease liabilities (fixed rate)	1.6% to 8.8%	15,884	19,210	3,104	—	38,198	(2,287)	35,911